AMORTIZING INTANGIBLE ASSETS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Finite-Lived Intangible Assets
Details regarding our intangible assets, all of which are subject to amortization, follow:

	March 31, 2020
	Gross carrying amount	Accumulated amortization	Net
	(In thousands)
Favorable gas gathering contracts	$24,195	$(15,359)	$8,836
Contract intangibles	278,448	(175,973)	102,475
Rights-of-way	157,175	(44,410)	112,765

Total intangible assets	$459,818	$(235,742)	$224,076

	December 31, 2019
	Gross carrying amount	Accumulated amortization	Net
	(In thousands)
Favorable gas gathering contracts	$24,195	$(15,125)	$9,070
Contract intangibles	278,448	(169,549)	108,899
Rights-of-way	157,175	(42,866)	114,309

Total intangible assets	$459,818	$(227,540)	$232,278

Details regarding our intangible assets, all of which are subject to amortization, follow.

	December 31, 2019
	Gross carrying amount	Accumulated amortization	Net
	(In thousands)
Favorable gas gathering contracts	$24,195	$(15,125)	$9,070
Contract intangibles	278,448	(169,549)	108,899
Rights-of-way	157,175	(42,866)	114,309

Total intangible assets	$459,818	$(227,540)	$232,278

	December 31, 2018
	Gross carrying amount	Accumulated amortization	Net
	(In thousands)
Favorable gas gathering contracts	$24,195	$(13,905)	$10,290
Contract intangibles	278,448	(143,962)	134,486
Rights-of-way	166,209	(37,569)	128,640

Total intangible assets	$468,852	$(195,436)	$273,416

Recognized amortization expense in other revenues and cost and expenses
We recognized amortization expense in Other revenues as follows:

	Three months ended March 31,
	2020	2019
	(In thousands)
Amortization expense – favorable gas gathering contracts	$(234)	$(389)
We recognized amortization expense in costs and expenses as follows:

	Three months ended March 31,
	2020	2019
	(In thousands)
Amortization expense – contract intangibles	$6,424	$6,397
Amortization expense – rights-of-way	1,544	1,547

We recognized amortization expense in Other revenues as follows:

	Year ended December 31,
	2019	2018	2017
	(In thousands)
Amortization expense – favorable gas gathering contracts	$(1,220)	$(1,555)	$(1,555)
We recognized amortization expense in costs and expenses as follows:

	Year ended December 31,
	2019	2018	2017
	(In thousands)
Amortization expense – contract intangibles	$25,587	$26,141	$34,202
Amortization expense – rights-of-way	6,278	6,448	6,153

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense
The estimated aggregate annual amortization expected to be recognized for the remainder of 2020 and each of the four succeeding fiscal years follows.

Intangible assets
(In thousands)
2020	$23,926
2021	28,209
2022	25,142
2023	25,088
2024	14,917

The estimated aggregate annual amortization expected to be recognized for as of December 31, 2019 for each of the five succeeding fiscal years follows.

Intangible assets
(In thousands)
2020	$31,901
2021	28,209
2022	25,142
2023	25,088
2024	14,917